COMMITMENTS AND CONTINGENT LIABILITIES (Details)	3 Months Ended		6 Months Ended		12 Months Ended					129 Months Ended		0 Months Ended							12 Months Ended						12 Months Ended
	Jun. 30, 2012 USD ($) sqft	Jun. 30, 2011 USD ($)	Jun. 30, 2012 USD ($) sqft	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2004 USD ($)	Dec. 31, 2004 ILS	Jun. 30, 2012 USD ($) sqft	Jun. 30, 2012 ILS	Jul. 29, 2011 Placement Agent [Member] USD ($)	May 31, 2011 Placement Agent [Member] USD ($)	Apr. 29, 2011 Placement Agent [Member] USD ($)	Mar. 31, 2011 Placement Agent [Member] USD ($)	Jan. 31, 2011 Placement Agent [Member] USD ($)	Dec. 30, 2010 Placement Agent [Member] USD ($)	Dec. 16, 2010 Placement Agent [Member] USD ($)	Dec. 31, 2011 Placement Agent [Member] perUnitItemType	Dec. 31, 2010 Placement Agent [Member] perUnitItemType	Dec. 31, 2011 Agreement with Placement Agent [Member] USD ($)	Dec. 31, 2010 Agreement with Placement Agent [Member] USD ($)	Dec. 31, 2010 December Offering [Member] Minimum [Member] USD ($)	Dec. 31, 2010 December Offering [Member] Maximum [Member] USD ($)	Dec. 31, 2004 Payment of Royalties to OCS [Member] USD ($)	Jun. 30, 2012 Payment of Royalties to OCS [Member] USD ($)	Jun. 30, 2012 Arbitration Proceedings with Shareholder [Member]
Commitments and Legal Proceedings:
Research and development grants								$ 93,462	420,000	$ 93,462															$ 93,462
Percent of budget funded by grant																									60.00%
Maximum royalties payable																									93,462
Royalty on the sale of any product developed within first 3 years																									3.00%
Royalty on the sale of any product developed within years 4, 5, and 6																									4.00%
Royalty on the sale of any product developed after 6th year																									5.00%
Contingent liabilities with respect to the grants																										93,462
Ownership and anti-dilution percentage at issue																											18.00%
Lease Disclosures:
Office space leased	3,100		3,100							3,100
Monthly lease payment	2,931		2,931							2,931	11,500
The Offering:
Number of shares to be issued in offering																							560,000	2,000,000
Value of shares to be issued in offering																							3,500,000	12,500,000
Commission fee percentage																						7.00%
Management fee percentage																						3.00%
Non-accountable expense allowance percentage																						3.00%
Total percent of funding to be paid to agent																						13.00%
Percent of shares issued covered by warrants																						10.00%
Payments made to agent												$ 219,115	$ 27,788	$ 32,500	$ 73,749	$ 13,260	$ 39,000	$ 392,112			$ 366,412	$ 753,850
Warrants Issued:
Number of warrants issued												26,968	3,420	4,000	9,077	1,632	4,800	48,260	45,097	83,281
Warrant exercise price																			6.25	6.25